Leases (Schedule of Supplemental Balance Sheet Information Operating Lease) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025
Lease Operating [Abstract]
Operating leases right-of-use	$ 6,114	$ 611	$ 6,147
Current operating lease liabilities	2,063		2,019
Non-current operating lease liabilities	4,377		4,252
Total operating lease liabilities	$ 6,440	$ 611	$ 6,271
Weighted average remaining lease term (years)	4 years 4 months 24 days		4 years 3 months 18 days
Weighted average discount rate	3.60%		3.40%